WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Prospectus dated June 4, 2014

Investor Class

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Supplement dated June 4, 2014 to the

Prospectus dated June 4, 2014

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated June 4, 2014. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Micro Cap Fund

Effective until August 4, 2014, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Micro Cap Fund (the “Fund”) on page 58 is hereby deleted and replaced in its entirety with the following:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).”

Wasatch Micro Cap Value Fund

Effective until August 4, 2014, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Micro Cap Value Fund (the “Fund”) on page 63 is hereby deleted and replaced in its entirety with the following:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).”